Share based compensation, Share Options Activity (Details) - Share-based Payment Arrangement, Option - $ / shares	1 Months Ended						12 Months Ended
	Mar. 31, 2019	Oct. 31, 2018	Sep. 30, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number
Outstanding at beginning balance (in shares)						1,711,000	2,357,500	2,615,000	1,711,000
Granted during the year (in shares)							0	460,000	1,664,000
Forfeited during the year (in shares)							(587,500)	(717,500)	(760,000)
Outstanding at ending balance (in shares)							1,770,000	2,357,500	2,615,000
Exercisable (in shares)							1,144,000	810,999	333,666
Weighted Average Exercise Price (in $)
Outstanding beginning balance (in dollars per share)						$ 18.00	$ 20.92	$ 22.00	$ 18.00
Granted during the year (in dollars per share)	$ 17.50	$ 22.75	$ 22.95	$ 24.35	$ 21.00	$ 20.00	0	17.50	24.00
Forfeited during the year (in dollars per share)							20.89	22.34	18.00
Outstanding at ending balance (in dollars per share)							20.93	20.92	22.00
Exercisable (in dollars per share)							$ 20.27	$ 20.04	$ 18.00